ADVANCES TO SUPPLIERS (Details Narrative)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 08, 2023 USD ($)	May 08, 2023 CNY (¥)
Advances to suppliers	$ 122,246	$ 170,922
Prepaid refundable deposits			$ 160,000	¥ 1,100,000
Xiwang New Material Technology Co., Ltd. [Member]
Advances to suppliers	$ 94,000	$ 160,000
Sauna Room [Member]
Advances to suppliers			$ 2,000	¥ 13,800